Shareholder Fees - ETF - Vanguard ESG International Stock ETF - ETF Shares	Dec. 17, 2021 USD ($) [1]
Shareholder Fees:
Transaction Fee on Purchases and Sales	none
Transaction Fee on Reinvested Dividends	none

[1]	None through Vanguard (Broker fees vary)